Financial Instruments and Financial Risk Management (Details) - Schedule of changes in financial liabilities classified as cash flow from finance activities - Warrants - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments and Financial Risk Management (Details) - Schedule of changes in financial liabilities classified as cash flow from finance activities [Line Items]
Balance at beginning	$ 1,054	$ 2,637	$ 465
Revaluation during the year	$ (1,054)	(719)	2,172
Exercises during the year		(864)
Balance at ending		$ 1,054	$ 2,637